Consolidated condensed statements of financial position - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Non-current assets
Contracted concessional assets	$ 8,103,340	$ 8,549,181
Investments carried under the equity method	140,585	53,419
Financial investments	92,375	52,670
Deferred tax assets	157,541	136,066
Total non-current assets	8,493,841	8,791,336
Current assets
Inventories	19,608	18,924
Trade and other receivables	319,573	236,395
Financial investments	262,398	240,834
Cash and cash equivalents	641,728	631,542
Total current assets	1,243,307	1,127,695
Total assets	9,737,148	9,919,031
Equity attributable to the Company
Share capital	10,160	10,022
Parent company reserves	1,942,457	2,029,940
Other reserves	35,837	95,011
Accumulated currency translation differences	(108,053)	(68,315)
Retained earnings	(386,760)	(449,274)
Non-controlling interest	203,404	138,728
Total equity	1,697,045	1,756,112
Non-current liabilities
Long-term corporate debt	674,991	415,168
Long-term project debt	4,093,672	4,826,659
Grants and other liabilities	1,640,204	1,658,126
Related parties	15,504	33,675
Derivative liabilities	341,590	279,152
Deferred tax liabilities	264,056	211,000
Total non-current liabilities	7,030,017	7,423,780
Current liabilities
Short-term corporate debt	11,418	268,905
Short-term project debt	837,675	264,455
Trade payables and other current liabilities	133,397	192,033
Income and other tax payables	27,596	13,746
Total current liabilities	1,010,086	739,139
Total equity and liabilities	$ 9,737,148	$ 9,919,031